UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2008

1.799846.104

ANIF-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. (a)	47,900	$ 1,236
Automobiles - 0.1%
Toyota Motor Corp.	248,100	12,515
Distributors - 0.0%
LKQ Corp. (a)	105,900	2,380
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	16,400	2,501
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc.:
Class A (a)	240,700	27,303
Class B (a)	26,228	2,546
International Game Technology	223,000	8,967
McDonald's Corp.	1,426,927	79,580
PokerTek, Inc. (a)(d)	200,000	762
Red Robin Gourmet Burgers, Inc. (a)	19,000	714
Starbucks Corp. (a)	663,300	11,608
Tim Hortons, Inc.	1,150,100	39,161
		170,641
Household Durables - 0.6%
Fourlis Holdings SA	527,400	17,201
Gafisa SA ADR (d)	670,700	22,375
iRobot Corp. (a)(d)	12,900	221
LG Electronics, Inc.	17,620	2,259
Snap-On, Inc.	246,800	12,550
		54,606
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	177,500	12,656
Priceline.com, Inc. (a)	270,200	32,656
		45,312
Media - 1.7%
CKX, Inc. (a)	41,529	395
Dolan Media Co.	314,600	6,327
E.W. Scripps Co. Class A	67,100	2,819
Focus Media Holding Ltd. ADR (a)(d)	330,100	11,603
The Walt Disney Co.	4,349,000	136,472
The Weinstein Co. III Holdings, LLC Class A-1 (e)	2,267	2,267
VisionChina Media, Inc. ADR	13,400	148
		160,031
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Marks & Spencer Group PLC	1,466,300	$ 11,267
Specialty Retail - 1.2%
Gamestop Corp. Class A (a)	756,900	39,139
Inditex SA	54,400	3,022
J. Crew Group, Inc. (a)	783,000	34,585
The Buckle, Inc.	43,300	1,937
TJX Companies, Inc.	1,012,500	33,483
Urban Outfitters, Inc. (a)	253,900	7,960
		120,126
Textiles, Apparel & Luxury Goods - 1.6%
China Hongxing Sports Ltd.	6,000,000	2,572
Gildan Activewear, Inc. (a)	323,800	12,213
Lululemon Athletica, Inc. (d)	89,400	2,542
NIKE, Inc. Class B (d)	2,078,200	141,318
VF Corp.	700	54
		158,699
TOTAL CONSUMER DISCRETIONARY		739,314
CONSUMER STAPLES - 8.0%
Beverages - 3.4%
Boston Beer Co., Inc. Class A (a)(d)	94,000	4,469
Diageo PLC sponsored ADR	164,900	13,410
InBev SA	44,700	3,933
PepsiCo, Inc.	1,845,000	133,209
Pernod Ricard SA	71,600	7,365
The Coca-Cola Co.	2,802,300	170,576
		332,962
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	473,200	30,744
CVS Caremark Corp.	58,700	2,378
Susser Holdings Corp. (a)	215,962	4,054
Tesco PLC	3,238,400	24,354
		61,530
Food Products - 1.3%
Bunge Ltd.	43,200	3,753
Cosan Ltd. Class A	203,000	2,501
Groupe Danone	427,900	38,259
Kellogg Co.	218,600	11,490
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	188,000	$ 5,830
Nestle SA (Reg.)	90,976	45,458
Smart Balance, Inc. (a)(d)	500,000	3,950
TreeHouse Foods, Inc. (a)	432,993	9,898
Wm. Wrigley Jr. Co.	98,500	6,190
		127,329
Household Products - 2.6%
Colgate-Palmolive Co.	970,100	75,580
Procter & Gamble Co.	2,622,467	183,756
		259,336
Personal Products - 0.1%
Chattem, Inc. (a)(d)	12,200	809
Estee Lauder Companies, Inc. Class A	108,400	4,970
		5,779
TOTAL CONSUMER STAPLES		786,936
ENERGY - 14.6%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	32,000	2,935
ENSCO International, Inc.	16,100	1,008
FMC Technologies, Inc. (a)	200,800	11,424
Nabors Industries Ltd. (a)	35,100	1,185
National Oilwell Varco, Inc. (a)	224,800	13,124
Schlumberger Ltd. (NY Shares)	1,577,700	137,260
Smith International, Inc.	751,644	48,278
Superior Energy Services, Inc. (a)	149,600	5,927
Transocean, Inc. (a)	66,047	8,930
		230,071
Oil, Gas & Consumable Fuels - 12.3%
Addax Petroleum, Inc.	79,900	3,172
Apache Corp.	288,500	34,857
BG Group PLC sponsored ADR	245,400	28,413
Bill Barrett Corp. (a)	21,000	992
Birchcliff Energy Ltd. (a)	143,400	1,370
Canadian Natural Resources Ltd.	256,600	17,564
Canadian Oil Sands Trust	515,300	20,831
Chesapeake Energy Corp.	1,222,499	56,418
ConocoPhillips	47,100	3,589
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.	50,500	$ 3,494
Copano Energy LLC	15,000	513
Denbury Resources, Inc. (a)	30,900	882
Devon Energy Corp.	222,200	23,182
EnCana Corp.	2,060,600	156,964
EOG Resources, Inc.	954,500	114,540
Exxon Mobil Corp.	3,197,802	270,470
Hess Corp.	407,600	35,942
Mariner Energy, Inc. (a)	73,900	1,996
Murphy Oil Corp.	284,800	23,393
Newfield Exploration Co. (a)	212,700	11,241
Noble Energy, Inc.	1,048,800	76,353
Occidental Petroleum Corp.	633,400	46,346
Petrobank Energy & Resources Ltd. (a)	72,700	3,307
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,098,400	112,158
Petroplus Holdings AG (a)	474,912	29,217
Plains Exploration & Production Co. (a)	17,800	946
Quicksilver Resources, Inc. (a)	243,900	8,910
Range Resources Corp.	222,800	14,137
Reliance Industries Ltd.	83,349	4,718
SandRidge Energy, Inc. (d)	288,600	11,299
Southwestern Energy Co. (a)	267,900	9,026
Suncor Energy, Inc.	71,600	6,919
Valero Energy Corp.	346,734	17,028
Williams Companies, Inc.	25,300	834
XTO Energy, Inc.	779,000	48,189
		1,199,210
TOTAL ENERGY		1,429,281
FINANCIALS - 10.7%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	960,200	40,069
BlackRock, Inc. Class A	70,400	14,374
Charles Schwab Corp.	1,151,100	21,675
Franklin Resources, Inc.	49,300	4,782
Goldman Sachs Group, Inc.	123,700	20,459
Invesco Ltd.	153,700	3,744
SEI Investments Co.	383,900	9,478
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	263,200	$ 20,793
T. Rowe Price Group, Inc.	89,300	4,465
		139,839
Commercial Banks - 2.1%
Allied Irish Banks PLC	158,100	3,413
Banco Bradesco SA (PN) sponsored ADR	31,700	880
Banco de Chile sponsored ADR (d)	20,000	1,064
Banco do Brasil SA	271,300	3,574
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	72,700	1,655
Banco Santander SA sponsored ADR (d)	1,589,100	31,687
Center Financial Corp., California	50,000	453
HBOS plc	103,000	1,145
HDFC Bank Ltd. sponsored ADR	235,700	23,155
M&T Bank Corp.	29,600	2,382
National Australia Bank Ltd.	47,081	1,297
Standard Chartered PLC (United Kingdom)	249,600	8,529
State Bank of India	74,720	3,176
Toronto-Dominion Bank	210,800	12,959
U.S. Bancorp, Delaware	525,100	16,992
Uniao de Bancos Brasileiros SA (Unibanco) GDR	25,300	2,951
Wells Fargo & Co.	3,147,500	91,592
		206,904
Consumer Finance - 0.9%
American Express Co.	1,901,600	83,138
Capital One Financial Corp.	27,500	1,354
		84,492
Diversified Financial Services - 1.0%
Bolsa de Mercadorias & Futuros - BM&F SA	485,900	4,378
CME Group, Inc.	31,255	14,662
Govi High Power Exploration, Inc. warrants 1/1/49 (a)(e)	2,750,000	5,500
IntercontinentalExchange, Inc. (a)	25,600	3,341
JPMorgan Chase & Co.	1,534,100	65,890
		93,771
Insurance - 5.3%
ACE Ltd.	8,000	440
Admiral Group PLC	620,100	9,880
Allstate Corp.	163,400	7,853
American International Group, Inc.	403,000	17,430
Arch Capital Group Ltd. (a)	23,000	1,579
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	238,000	$ 14,485
Axis Capital Holdings Ltd.	367,700	12,494
Berkshire Hathaway, Inc. Class A (a)	2,610	348,174
Everest Re Group Ltd.	9,965	892
Fairfax Financial Holdings Ltd.	15,400	4,484
Loews Corp.	611,300	24,586
Markel Corp. (a)	1,700	748
MetLife, Inc.	325,600	19,621
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	27,500	5,378
Prudential Financial, Inc.	49,900	3,905
The Chubb Corp.	830,700	41,103
W.R. Berkley Corp.	141,261	3,912
		516,964
Real Estate Management & Development - 0.0%
FX Real Estate & Entertainment, Inc. (a)(d)	8,305	49
FX Real Estate & Entertainment, Inc. rights 4/11/08 (a)	4,152	0
		49
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	111,800	1,977
People's United Financial, Inc.	56,000	969
		2,946
TOTAL FINANCIALS		1,044,965
HEALTH CARE - 10.5%
Biotechnology - 4.2%
Celgene Corp. (a)	310,300	19,018
Cougar Biotechnology, Inc. (a)	693,961	14,574
CSL Ltd.	256,930	8,668
Genentech, Inc. (a)	2,741,600	222,563
Genmab AS (a)	83,200	4,227
Gilead Sciences, Inc. (a)	2,291,200	118,066
GTx, Inc. (a)(d)	155,409	2,499
Human Genome Sciences, Inc. (a)	59,800	352
MannKind Corp. (a)(d)	685,533	4,093
MannKind Corp. warrants 8/3/10 (a)(e)	29,881	46
Medarex, Inc. (a)(d)	664,200	5,878
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	94,500	$ 860
Targacept, Inc. (a)	841,800	6,170
		407,014
Health Care Equipment & Supplies - 2.1%
Alcon, Inc.	234,700	33,386
Becton, Dickinson & Co.	467,000	40,092
C.R. Bard, Inc.	238,399	22,982
China Medical Technologies, Inc. sponsored ADR (d)	40,600	1,668
Covidien Ltd.	191,600	8,478
DENTSPLY International, Inc.	804,800	31,065
Gen-Probe, Inc. (a)	27,800	1,340
Hologic, Inc. (a)	353,400	19,649
Intuitive Surgical, Inc. (a)	15,800	5,125
Medtronic, Inc.	19,600	948
Mindray Medical International Ltd. sponsored ADR	131,200	3,797
NuVasive, Inc. (a)	125,200	4,321
Smith & Nephew PLC	785,000	10,360
Stryker Corp.	389,300	25,324
		208,535
Health Care Providers & Services - 0.6%
Aetna, Inc.	61,800	2,601
Amedisys, Inc. (a)	21,400	842
Genoptix, Inc.	209,900	5,250
Henry Schein, Inc. (a)	124,000	7,118
HMS Holdings Corp. (a)	374,000	10,678
Medco Health Solutions, Inc. (a)	769,000	33,675
		60,164
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	100,900	1,553
Covance, Inc. (a)	22,700	1,883
Dionex Corp. (a)	19,400	1,494
ICON PLC sponsored ADR (a)	303,400	19,688
Illumina, Inc. (a)	13,400	1,017
Invitrogen Corp. (a)	118,500	10,128
Medivation, Inc. (a)(d)	62,500	889
PAREXEL International Corp. (a)	180,600	4,714
Pharmaceutical Product Development, Inc.	21,400	897
QIAGEN NV (a)	143,700	2,989
Techne Corp. (a)	73,700	4,964
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	82,300	$ 4,678
Waters Corp. (a)	465,200	25,912
		80,806
Pharmaceuticals - 2.8%
Abbott Laboratories	934,400	51,532
Allergan, Inc.	509,300	28,719
BioMimetic Therapeutics, Inc. (a)	27,500	220
Bristol-Myers Squibb Co.	125,800	2,680
Johnson & Johnson	330,400	21,433
Merck & Co., Inc.	1,887,900	71,646
Novo Nordisk AS Series B	162,300	11,097
Pronova BioPharma ASA	1,000,000	2,720
Roche Holding AG (participation certificate)	379,821	71,478
Schering-Plough Corp.	835,500	12,040
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,400	850
XenoPort, Inc. (a)	23,600	955
		275,370
TOTAL HEALTH CARE		1,031,889
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.9%
General Dynamics Corp.	59,400	4,952
Heico Corp. Class A	18,000	706
Lockheed Martin Corp.	548,400	54,456
Precision Castparts Corp.	64,200	6,554
Raytheon Co.	196,000	12,664
Spirit AeroSystems Holdings, Inc. Class A (a)	114,300	2,535
Stanley, Inc. (a)	17,800	524
Teledyne Technologies, Inc. (a)	47,200	2,218
The Boeing Co.	66,700	4,960
TransDigm Group, Inc. (a)	19,600	726
		90,295
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (d)	848,572	46,162
UTI Worldwide, Inc.	51,600	1,036
		47,198
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. (a)	271,500	7,466
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Fuel Tech, Inc. (a)	21,100	$ 433
GeoEye, Inc. (a)	192,000	4,990
IHS, Inc. Class A (a)	60,200	3,871
InnerWorkings, Inc. (a)	55,500	779
Interface, Inc. Class A	189,400	2,661
Robert Half International, Inc.	149,700	3,853
Seek Ltd.	1,000,000	4,835
Stericycle, Inc. (a)	40,800	2,101
Watson Wyatt Worldwide, Inc. Class A	18,800	1,067
		32,056
Construction & Engineering - 0.7%
Fluor Corp.	14,000	1,976
Jacobs Engineering Group, Inc. (a)	907,100	66,753
		68,729
Electrical Equipment - 1.3%
ABB Ltd. sponsored ADR	310,100	8,348
Cooper Industries Ltd. Class A	1,510,400	60,643
First Solar, Inc. (a)	18,800	4,345
GrafTech International Ltd. (a)	500,000	8,105
Q-Cells AG (a)(d)	179,200	17,782
Renewable Energy Corp. AS (a)	286,700	7,994
Roper Industries, Inc.	12,900	767
SolarWorld AG	258,000	12,288
Vestas Wind Systems AS (a)	36,600	3,998
		124,270
Industrial Conglomerates - 0.0%
Hutchison Whampoa Ltd.	374,000	3,539
Machinery - 1.8%
Bucyrus International, Inc. Class A	197,800	20,106
Caterpillar, Inc.	12,600	986
Cummins, Inc.	131,500	6,157
Danaher Corp.	803,677	61,104
Deere & Co.	250,100	20,118
Joy Global, Inc.	72,400	4,718
Kennametal, Inc.	82,000	2,413
Lindsay Corp. (d)	49,100	5,031
PACCAR, Inc.	1,179,923	53,097
SPX Corp.	42,100	4,416
		178,146
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
Kirby Corp. (a)	34,000	$ 1,938
Road & Rail - 0.3%
Canadian National Railway Co.	548,700	26,601
Trading Companies & Distributors - 0.1%
Fastenal Co.	24,700	1,134
Mitsui & Co. Ltd.	264,000	5,417
		6,551
TOTAL INDUSTRIALS		579,323
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.9%
Aruba Networks, Inc.	326,801	1,703
Blue Coat Systems, Inc. (a)	67,800	1,494
Cisco Systems, Inc. (a)	1,565,800	37,720
Corning, Inc.	39,300	945
JDS Uniphase Corp. (a)	245,900	3,293
Nokia Corp. sponsored ADR	2,170,200	69,077
QUALCOMM, Inc.	275,700	11,304
Research In Motion Ltd. (a)	1,358,600	152,476
Riverbed Technology, Inc. (a)	112,300	1,669
		279,681
Computers & Peripherals - 5.7%
Apple, Inc. (a)	1,473,600	211,462
Dell, Inc. (a)(d)	621,400	12,378
EMC Corp. (a)	539,500	7,736
Hewlett-Packard Co.	6,601,400	301,420
Logitech International SA (a)	181,700	4,622
NCR Corp. (a)	197,400	4,507
Western Digital Corp. (a)	464,800	12,568
		554,693
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	913,340	34,022
Flextronics International Ltd. (a)	239,800	2,252
FLIR Systems, Inc. (a)	757,800	22,802
Hon Hai Precision Industry Co. Ltd. (Foxconn)	387,468	2,219
Itron, Inc. (a)	10,000	902
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mettler-Toledo International, Inc. (a)	230,000	$ 22,338
Tyco Electronics Ltd.	322,500	11,068
		95,603
Internet Software & Services - 4.2%
Bankrate, Inc. (a)(d)	255,200	12,732
Constant Contact, Inc. (d)	174,900	2,533
Dice Holdings, Inc.	56,785	506
Google, Inc. Class A (sub. vtg.) (a)	745,013	328,156
NHN Corp. (a)	41,319	9,641
Open Text Corp. (a)	25,900	819
VeriSign, Inc. (a)	1,335,400	44,389
VistaPrint Ltd. (a)	380,700	13,305
		412,081
IT Services - 1.9%
Accenture Ltd. Class A	845,000	29,719
Fiserv, Inc. (a)	57,500	2,765
Genpact Ltd.	22,200	272
ManTech International Corp. Class A (a)	22,100	1,002
MasterCard, Inc. Class A	355,000	79,161
Paychex, Inc. (d)	456,700	15,647
Sapient Corp. (a)	280,500	1,952
SRA International, Inc. Class A (a)	84,961	2,065
The Western Union Co.	363,900	7,740
VeriFone Holdings, Inc. (a)(d)	612,200	9,716
Visa, Inc.	633,300	39,493
		189,532
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV (NY Shares)	32,200	799
Atheros Communications, Inc. (a)	28,983	604
Intel Corp.	726,250	15,382
Lam Research Corp. (a)	378,600	14,470
MEMC Electronic Materials, Inc. (a)	220,800	15,655
NVIDIA Corp. (a)	449,200	8,890
ON Semiconductor Corp. (a)	488,000	2,772
Samsung Electronics Co. Ltd.	35,721	22,470
Silicon Motion Technology Corp. sponsored ADR (a)	168,600	2,381
Varian Semiconductor Equipment Associates, Inc. (a)	73,900	2,080
		85,503
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.4%
Activision, Inc. (a)	1,786,500	$ 48,789
Adobe Systems, Inc. (a)	1,468,906	52,278
Autonomy Corp. PLC (a)	117,400	2,140
BMC Software, Inc. (a)	333,700	10,852
CommVault Systems, Inc. (a)	501,068	6,213
Concur Technologies, Inc. (a)	3,000	93
Electronic Arts, Inc. (a)	104,500	5,217
GSE Systems, Inc. (a)	500,000	4,070
Informatica Corp. (a)	200	3
McAfee, Inc. (a)	555,800	18,391
NetSuite, Inc. (d)	30,000	646
Nintendo Co. Ltd.	29,900	15,643
Oracle Corp. (a)	711,250	13,912
Salesforce.com, Inc. (a)	420,700	24,346
Solera Holdings, Inc.	56,600	1,379
Ubisoft Entertainment SA (a)	198,000	17,057
Ultimate Software Group, Inc. (a)	190,739	5,734
Utimaco Safeware AG	350,000	5,685
VMware, Inc. Class A (d)	152,600	6,534
		238,982
TOTAL INFORMATION TECHNOLOGY		1,856,075
MATERIALS - 11.1%
Chemicals - 3.3%
Bayer AG	228,700	18,326
Celanese Corp. Class A	23,000	898
Ecolab, Inc.	697,000	30,271
Monsanto Co.	1,226,900	136,799
Nalco Holding Co.	191,500	4,050
Potash Corp. of Saskatchewan, Inc.	241,800	37,530
Praxair, Inc.	550,400	46,360
Rohm & Haas Co.	16,800	909
The Mosaic Co. (a)	452,500	46,427
		321,570
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	180,800	10,203
Metals & Mining - 7.7%
Agnico-Eagle Mines Ltd.	646,000	43,809
Anglo American PLC ADR	1,569,071	46,711
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Anglo Platinum Ltd.	15,100	$ 2,216
Aquarius Platinum Ltd. (Australia)	1,794,000	27,860
ArcelorMittal SA (NY Reg.) Class A	92,400	7,558
Aurelian Resources, Inc. (a)	23,700	213
B2Gold Corp. (e)	1,000,000	1,464
B2Gold Corp.	500,000	813
Barrick Gold Corp.	1,856,000	81,139
BHP Billiton Ltd. sponsored ADR (d)	1,198,700	78,934
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	128,000	4,607
Companhia Vale do Rio Doce sponsored ADR	121,600	4,212
Compania de Minas Buenaventura SA sponsored ADR	46,100	3,158
Eldorado Gold Corp. (a)	726,700	5,012
First Quantum Minerals Ltd.	10,000	811
Fording Canadian Coal Trust	139,000	7,276
Franco-Nevada Corp.	757,000	14,932
Freeport-McMoRan Copper & Gold, Inc. Class B	589,100	56,683
Goldcorp, Inc.	2,833,401	110,096
Impala Platinum Holdings Ltd.	214,600	8,282
Ivanhoe Mines Ltd. (a)	1,885,600	19,653
Kinross Gold Corp.	2,421,776	54,022
Lihir Gold Ltd. (a)	5,960,260	19,558
Mechel Steel Group OAO sponsored ADR	7,900	899
Newcrest Mining Ltd.	965,957	29,463
Newmont Mining Corp.	431,600	19,551
Novamerican Steel, Inc.	28,511	84
Nucor Corp.	41,600	2,818
POSCO sponsored ADR	82,700	9,840
Randgold Resources Ltd. sponsored ADR	423,595	19,629
Red Back Mining, Inc. (a)	1,907,300	13,005
Rio Tinto PLC (Reg.)	283,900	29,230
Silver Bear Resources, Inc.	275,700	564
Silvercorp Metals, Inc.	84,600	676
Steel Dynamics, Inc.	88,000	2,908
Teck Cominco Ltd. Class B (sub. vtg.)	66,800	2,739
Vedanta Resources PLC	20,300	844
Yamana Gold, Inc.	1,768,600	25,945
		757,214
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd.	125,600	$ 201
Nine Dragons Paper (Holdings) Ltd.	1,223,000	995
		1,196
TOTAL MATERIALS		1,090,183
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	172,332	6,600
Iliad Group SA	19,400	1,930
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	99,900	2,651
		11,181
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV Series L sponsored ADR	2,114,100	134,647
Bharti Airtel Ltd. (a)	932,446	19,246
China Mobile (Hong Kong) Ltd. sponsored ADR	10,400	780
Vivo Participacoes SA (PN) sponsored ADR	168,000	1,001
Vodafone Group PLC sponsored ADR	170,000	5,017
		160,691
TOTAL TELECOMMUNICATION SERVICES		171,872
UTILITIES - 0.9%
Electric Utilities - 0.6%
Allegheny Energy, Inc.	58,800	2,969
E.ON AG sponsored ADR	267,000	16,474
Entergy Corp.	35,400	3,861
Exelon Corp.	53,200	4,324
FirstEnergy Corp.	200,600	13,765
FPL Group, Inc.	130,400	8,181
PPL Corp.	165,400	7,595
		57,169
Gas Utilities - 0.1%
Equitable Resources, Inc.	16,600	978
Questar Corp.	66,500	3,761
		4,739
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	66,100	$ 5,835
International Power PLC	528,200	4,171
		10,006
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	147,800	5,940
Veolia Environnement	16,114	1,123
YTL Corp. Bhd	2,133,100	4,935
		11,998
Water Utilities - 0.0%
YTL Power International BHD	142,206	108
TOTAL UTILITIES		84,020
TOTAL COMMON STOCKS (Cost $7,378,522)		8,813,858
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (e)	541,260	3,870
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Fluidigm Corp. (e)	481,170	1,925
Light Sciences Oncology, Inc. Series B (e)	1,792,115	15,000
		16,925
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(e)	88,284	1,892
TOTAL HEALTH CARE		18,817
TOTAL CONVERTIBLE PREFERRED STOCKS		22,687
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Slide, Inc. Series D (a)(e)	809,262	$ 3,693
TOTAL PREFERRED STOCKS (Cost $26,380)		26,380
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 2.69% (b)	1,045,635,050	1,045,635
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	119,193,670	119,194
TOTAL MONEY MARKET FUNDS (Cost $1,164,829)		1,164,829
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $8,897)	$ 8,897	8,897
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $8,578,628)		10,013,964
NET OTHER ASSETS - (2.4)%		(233,923)
NET ASSETS - 100%		$ 9,780,041
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,657,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
B2Gold Corp.	10/24/07	$ 1,032
Fluidigm Corp.	10/9/07	$ 1,925
Govi High Power Exploration, Inc. warrants 1/1/49	9/28/07	$ 5,500
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08	$ 1,892
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$8,897,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 1,603
Barclays Capital, Inc.	2,938
Lehman Brothers, Inc.	4,356
$ 8,897
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,078
Fidelity Securities Lending Cash Central Fund	442
Total	$ 12,520
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,013,964	$ 9,860,412	$ 119,405	$ 34,147
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 24,692
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	9,455
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 34,147

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,608,925,000. Net unrealized appreciation aggregated $1,405,039,000, of which $1,757,160,000 related to appreciated investment securities and $352,121,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

March 31, 2008

1.799873.104

CON-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.1%
Toyota Motor Corp.	2,011,100	$ 101,450
Distributors - 0.0%
LKQ Corp. (a)	1,102,800	24,780
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	174,500	26,611
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,380,550	270,026
Class B (a)	284,596	27,631
International Game Technology	2,103,316	84,574
Las Vegas Sands Corp. (a)	500,000	36,820
McDonald's Corp.	10,884,370	607,021
Starbucks Corp. (a)	5,111,800	89,457
Tim Hortons, Inc. (e)	10,198,032	347,243
		1,462,772
Household Durables - 0.3%
Gafisa SA ADR (d)	3,103,395	103,529
iRobot Corp. (a)(d)	104,546	1,789
LG Electronics, Inc.	100,000	12,823
Snap-On, Inc.	1,778,986	90,461
		208,602
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	1,453,708	103,649
Priceline.com, Inc. (a)(d)	1,216,400	147,014
		250,663
Media - 1.8%
Dolan Media Co.	664,329	13,360
E.W. Scripps Co. Class A	622,190	26,138
Focus Media Holding Ltd. ADR (a)(d)	2,865,438	100,720
The Walt Disney Co.	34,639,306	1,086,981
The Weinstein Co. Holdings, LLC Class A-1 (f)	41,234	41,234
VisionChina Media, Inc. ADR	100,600	1,115
		1,269,548
Multiline Retail - 0.1%
Marks & Spencer Group PLC	11,613,947	89,242
Specialty Retail - 1.3%
Gamestop Corp. Class A (a)	5,393,540	278,900
Inditex SA	804,300	44,680
J. Crew Group, Inc. (a)(d)(e)	6,146,949	271,511
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Buckle, Inc.	399,800	$ 17,883
TJX Companies, Inc.	7,544,448	249,495
Urban Outfitters, Inc. (a)	1,705,900	53,480
		915,949
Textiles, Apparel & Luxury Goods - 0.6%
Gildan Activewear, Inc. (a)	961,800	36,276
Lululemon Athletica, Inc. (d)	884,211	25,138
NIKE, Inc. Class B (d)	5,350,500	363,834
VF Corp.	10,300	798
		426,046
TOTAL CONSUMER DISCRETIONARY		4,775,663
CONSUMER STAPLES - 8.4%
Beverages - 3.3%
Boston Beer Co., Inc. Class A (a)	543,362	25,831
Diageo PLC sponsored ADR	1,208,700	98,291
InBev SA	347,255	30,555
PepsiCo, Inc.	13,242,973	956,143
Pernod Ricard SA	652,200	67,086
The Coca-Cola Co.	20,028,191	1,219,116
		2,397,022
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	2,666,223	173,225
CVS Caremark Corp.	611,500	24,772
Susser Holdings Corp. (a)(e)	1,441,800	27,063
Tesco PLC	27,121,537	203,962
		429,022
Food Products - 1.3%
Bunge Ltd.	450,400	39,131
Cosan Ltd. Class A	2,020,600	24,894
Groupe Danone	2,565,544	229,390
Kellogg Co.	1,842,234	96,828
Kraft Foods, Inc. Class A	1,817,700	56,367
Nestle SA (Reg.)	668,074	333,818
TreeHouse Foods, Inc. (a)(e)	3,119,827	71,319
Wm. Wrigley Jr. Co.	748,510	47,036
		898,783
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 3.1%
Colgate-Palmolive Co.	7,355,411	$ 573,060
Procter & Gamble Co.	23,612,170	1,654,505
		2,227,565
Personal Products - 0.1%
Chattem, Inc. (a)(d)	114,294	7,582
Estee Lauder Companies, Inc. Class A	901,000	41,311
		48,893
TOTAL CONSUMER STAPLES		6,001,285
ENERGY - 15.1%
Energy Equipment & Services - 2.9%
ENSCO International, Inc.	200,000	12,524
FMC Technologies, Inc. (a)	1,389,268	79,035
Nabors Industries Ltd. (a)	387,100	13,072
National Oilwell Varco, Inc. (a)	2,472,446	144,341
Noble Corp.	170,000	8,444
Schlumberger Ltd. (NY Shares)	14,243,815	1,239,212
Smith International, Inc.	6,932,479	445,273
Superior Energy Services, Inc. (a)	722,900	28,641
Transocean, Inc. (a)	827,871	111,928
		2,082,470
Oil, Gas & Consumable Fuels - 12.2%
Addax Petroleum, Inc.	808,700	32,101
Apache Corp.	1,801,100	217,609
BG Group PLC sponsored ADR	1,208,500	139,921
Bill Barrett Corp. (a)	215,700	10,192
Birchcliff Energy Ltd. (a)	1,695,200	16,199
Canadian Natural Resources Ltd.	2,456,706	168,160
Canadian Oil Sands Trust	3,836,500	155,089
Chesapeake Energy Corp.	9,029,291	416,702
ConocoPhillips	396,700	30,233
CONSOL Energy, Inc.	521,300	36,069
Copano Energy LLC	113,841	3,892
Denbury Resources, Inc. (a)	335,000	9,564
Devon Energy Corp.	1,501,700	156,672
EnCana Corp.	15,075,148	1,148,331
EOG Resources, Inc.	5,566,629	667,995
Exxon Mobil Corp.	24,707,437	2,089,755
Hess Corp.	2,437,000	214,895
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	500,000	$ 13,505
Murphy Oil Corp.	2,712,000	222,764
Newfield Exploration Co. (a)	1,414,900	74,777
Noble Energy, Inc.	7,637,436	556,005
Occidental Petroleum Corp.	3,985,602	291,626
Petrobank Energy & Resources Ltd. (a)	608,300	27,672
Petroleo Brasileiro SA - Petrobras sponsored ADR	8,288,500	846,339
Petroplus Holdings AG (a)(e)	4,141,422	254,786
Plains Exploration & Production Co. (a)	200,000	10,628
Quicksilver Resources, Inc. (a)	2,154,624	78,708
Range Resources Corp.	1,677,487	106,437
Reliance Industries Ltd.	690,000	39,056
SandRidge Energy, Inc. (d)	1,793,100	70,200
Southwestern Energy Co. (a)	2,232,767	75,222
Suncor Energy, Inc.	649,100	62,729
Valero Energy Corp.	1,869,105	91,792
Williams Companies, Inc.	232,100	7,655
XTO Energy, Inc.	5,766,541	356,718
		8,699,998
TOTAL ENERGY		10,782,468
FINANCIALS - 11.0%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	8,451,318	352,674
BlackRock, Inc. Class A (d)	627,029	128,027
Charles Schwab Corp.	10,899,794	205,243
Franklin Resources, Inc.	292,495	28,369
Goldman Sachs Group, Inc.	909,900	150,488
Invesco Ltd.	1,416,400	34,504
SEI Investments Co.	3,737,481	92,278
State Street Corp.	2,505,800	197,958
T. Rowe Price Group, Inc.	1,303,500	65,175
		1,254,716
Commercial Banks - 1.9%
Allied Irish Banks PLC	1,556,900	33,613
Banco Bradesco SA (PN) sponsored ADR	340,300	9,447
Banco de Chile sponsored ADR	153,704	8,174
Banco do Brasil SA	2,335,700	30,774
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	371,000	8,444
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Banco Santander SA sponsored ADR	6,708,500	$ 133,767
HBOS plc	1,063,400	11,816
HDFC Bank Ltd. sponsored ADR	533,072	52,369
M&T Bank Corp.	39,500	3,179
National Australia Bank Ltd.	685,843	18,901
Standard Chartered PLC (United Kingdom)	1,902,500	65,006
State Bank of India	650,000	27,630
Toronto-Dominion Bank (d)	2,088,300	128,378
U.S. Bancorp, Delaware	4,006,900	129,663
Uniao de Bancos Brasileiros SA (Unibanco) GDR	228,100	26,606
Wells Fargo & Co.	23,325,598	678,775
		1,366,542
Consumer Finance - 0.9%
American Express Co.	15,448,250	675,397
Capital One Financial Corp.	109,900	5,409
		680,806
Diversified Financial Services - 0.6%
Bolsa de Mercadorias & Futuros - BM&F SA	3,908,600	35,215
CME Group, Inc.	158,593	74,396
IntercontinentalExchange, Inc. (a)	229,300	29,924
JPMorgan Chase & Co.	6,245,100	268,227
		407,762
Insurance - 5.8%
ACE Ltd.	116,902	6,437
Admiral Group PLC	5,596,022	89,164
Allstate Corp.	920,725	44,250
American International Group, Inc.	5,734,026	247,997
Arch Capital Group Ltd. (a)	224,420	15,411
Assurant, Inc.	1,503,320	91,492
Axis Capital Holdings Ltd.	3,323,400	112,929
Berkshire Hathaway, Inc. Class A (a)	18,852	2,514,857
Everest Re Group Ltd.	968,420	86,703
Fairfax Financial Holdings Ltd.	128,322	37,362
Loews Corp.	4,807,784	193,369
Markel Corp. (a)	3,044	1,339
MetLife, Inc. (d)	2,505,784	150,999
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	296,400	57,963
Prudential Financial, Inc.	74,426	5,824
The Chubb Corp. (d)	7,438,100	368,037
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	3,438,892	$ 95,223
White Mountains Insurance Group Ltd.	41,522	19,931
		4,139,287
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,193,800	21,106
People's United Financial, Inc.	600,000	10,386
		31,492
TOTAL FINANCIALS		7,880,605
HEALTH CARE - 10.7%
Biotechnology - 4.0%
Celgene Corp. (a)	2,390,604	146,520
CSL Ltd.	2,379,711	80,286
Genentech, Inc. (a)	19,728,442	1,601,555
Genmab AS (a)	954,000	48,469
Gilead Sciences, Inc. (a)	16,854,294	868,502
GTx, Inc. (a)	1,158,428	18,628
MannKind Corp. (a)(d)(e)	6,656,676	39,740
MannKind Corp. warrants 8/3/10 (a)(f)	304,338	473
Medarex, Inc. (a)(d)	5,718,903	50,612
Seattle Genetics, Inc. (a)	849,376	7,729
		2,862,514
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	2,127,400	302,623
Becton, Dickinson & Co.	3,431,906	294,629
C.R. Bard, Inc.	2,169,240	209,115
China Medical Technologies, Inc. sponsored ADR (d)	390,200	16,033
Covidien Ltd.	1,332,700	58,972
DENTSPLY International, Inc.	5,708,774	220,359
Gen-Probe, Inc. (a)	879,500	42,392
Hologic, Inc. (a)(d)	2,615,625	145,429
Intuitive Surgical, Inc. (a)	33,300	10,801
Medtronic, Inc.	202,300	9,785
Mindray Medical International Ltd. sponsored ADR	1,017,175	29,437
NuVasive, Inc. (a)	1,178,963	40,686
Smith & Nephew PLC	5,662,200	74,730
Stryker Corp.	2,376,000	154,559
		1,609,550
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.5%
Aetna, Inc.	629,100	$ 26,479
Amedisys, Inc. (a)	217,900	8,572
Genoptix, Inc.	315,700	7,896
Henry Schein, Inc. (a)	1,267,551	72,757
Medco Health Solutions, Inc. (a)	5,734,487	251,113
		366,817
Life Sciences Tools & Services - 0.7%
Bruker BioSciences Corp. (a)	756,306	11,640
Covance, Inc. (a)	242,300	20,104
Dionex Corp. (a)	169,337	13,037
ICON PLC sponsored ADR (a)	159,700	10,363
Illumina, Inc. (a)	103,300	7,840
Invitrogen Corp. (a)	1,261,700	107,837
Medivation, Inc. (a)(d)	635,915	9,049
PAREXEL International Corp. (a)	1,400,000	36,540
Pharmaceutical Product Development, Inc.	250,000	10,475
QIAGEN NV (a)	1,375,600	28,612
Techne Corp. (a)	700,216	47,167
Thermo Fisher Scientific, Inc. (a)	879,710	50,003
Waters Corp. (a)	2,948,061	164,207
		516,874
Pharmaceuticals - 3.2%
Abbott Laboratories	6,922,583	381,780
Allergan, Inc.	3,787,094	213,554
BioMimetic Therapeutics, Inc. (a)	242,035	1,936
Bristol-Myers Squibb Co.	1,088,300	23,181
Johnson & Johnson	3,244,300	210,458
Merck & Co., Inc.	15,528,750	589,316
Novo Nordisk AS Series B (d)	1,192,300	81,525
Pronova BioPharma ASA	7,608,200	20,691
Roche Holding AG (participation certificate)	3,454,084	650,021
Schering-Plough Corp.	6,566,962	94,630
Teva Pharmaceutical Industries Ltd. sponsored ADR	182,900	8,448
XenoPort, Inc. (a)	218,210	8,831
		2,284,371
TOTAL HEALTH CARE		7,640,126
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.1%
General Dynamics Corp.	579,654	$ 48,326
Lockheed Martin Corp.	4,806,113	477,247
Precision Castparts Corp.	515,000	52,571
Raytheon Co.	1,870,100	120,827
Spirit AeroSystems Holdings, Inc. Class A (a)	468,600	10,394
Stanley, Inc. (a)	129,624	3,819
Teledyne Technologies, Inc. (a)	426,702	20,055
The Boeing Co.	413,974	30,787
TransDigm Group, Inc. (a)	220,600	8,173
United Technologies Corp.	210,700	14,500
		786,699
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	7,466,825	406,195
UTI Worldwide, Inc.	528,300	10,608
		416,803
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. (a)	1,838,790	50,567
GeoEye, Inc. (a)	367,600	9,554
IHS, Inc. Class A (a)	569,851	36,647
InnerWorkings, Inc. (a)	595,200	8,351
Interface, Inc. Class A	1,771,403	24,888
Robert Half International, Inc.	1,634,400	42,069
Stericycle, Inc. (a)	268,100	13,807
Watson Wyatt Worldwide, Inc. Class A	200,900	11,401
		197,284
Construction & Engineering - 0.8%
Fluor Corp.	150,000	21,174
Jacobs Engineering Group, Inc. (a)(e)	7,340,254	540,169
		561,343
Electrical Equipment - 1.2%
ABB Ltd. sponsored ADR	2,820,300	75,922
Cooper Industries Ltd. Class A	13,062,841	524,473
First Solar, Inc. (a)	102,500	23,692
Q-Cells AG (a)(d)	1,262,496	125,278
Renewable Energy Corp. AS (a)(d)	1,535,675	42,818
Roper Industries, Inc.	125,600	7,466
SolarWorld AG	757,984	36,100
Vestas Wind Systems AS (a)	383,400	41,880
		877,629
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
General Electric Co.	10,000	$ 370
Hutchison Whampoa Ltd.	3,826,000	36,206
		36,576
Machinery - 2.1%
Bucyrus International, Inc. Class A	934,400	94,982
Caterpillar, Inc.	116,700	9,136
Cummins, Inc.	1,291,190	60,454
Danaher Corp.	7,588,809	576,977
Deere & Co.	2,476,200	199,186
Joy Global, Inc.	600,000	39,096
Kennametal, Inc.	810,601	23,856
Lindsay Corp.	100,000	10,247
PACCAR, Inc. (d)	9,116,541	410,244
Pall Corp.	123,800	4,342
SPX Corp.	431,797	45,296
		1,473,816
Marine - 0.0%
Kirby Corp. (a)	185,100	10,551
Road & Rail - 0.3%
Canadian National Railway Co.	4,982,100	241,534
Trading Companies & Distributors - 0.1%
Fastenal Co.	218,700	10,045
Mitsui & Co. Ltd.	2,000,000	41,039
		51,084
TOTAL INDUSTRIALS		4,653,319
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.9%
Aruba Networks, Inc.	2,758,777	14,373
Blue Coat Systems, Inc. (a)	549,407	12,109
Cisco Systems, Inc. (a)	14,014,700	337,614
Corning, Inc.	400,000	9,616
JDS Uniphase Corp. (a)	1,984,300	26,570
Nokia Corp. sponsored ADR	14,436,786	459,523
QUALCOMM, Inc.	1,843,100	75,567
Research In Motion Ltd. (a)	9,874,009	1,108,160
Riverbed Technology, Inc. (a)	950,953	14,131
		2,057,663
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.8%
Apple, Inc. (a)	12,011,937	$ 1,723,713
Dell, Inc. (a)	2,642,863	52,646
EMC Corp. (a)	5,408,600	77,559
Hewlett-Packard Co.	47,365,100	2,162,690
Logitech International SA (a)	1,882,500	47,891
NCR Corp. (a)	1,821,800	41,592
Western Digital Corp. (a)	683,814	18,490
		4,124,581
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	8,475,712	315,720
Flextronics International Ltd. (a)	2,433,400	22,850
FLIR Systems, Inc. (a)(e)	7,672,198	230,856
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,199,142	115,663
Mettler-Toledo International, Inc. (a)	1,433,600	139,231
Tyco Electronics Ltd.	2,400,000	82,368
		906,688
Internet Software & Services - 4.8%
Bankrate, Inc. (a)(d)(e)	1,755,922	87,603
Constant Contact, Inc. (d)(e)	1,486,116	21,519
Dice Holdings, Inc.	423,167	3,770
Google, Inc. Class A (sub. vtg.) (a)	6,322,978	2,785,086
NHN Corp. (a)	303,218	70,753
Open Text Corp. (a)	300,000	9,492
VeriSign, Inc. (a)	10,408,078	345,965
VistaPrint Ltd. (a)(e)	3,518,675	122,978
		3,447,166
IT Services - 2.2%
Accenture Ltd. Class A	7,826,500	275,258
Fiserv, Inc. (a)	610,700	29,369
Genpact Ltd.	163,900	2,008
ManTech International Corp. Class A (a)	220,000	9,979
MasterCard, Inc. Class A (d)	2,892,641	645,030
Paychex, Inc.	3,456,921	118,434
Sapient Corp. (a)	2,545,781	17,719
SRA International, Inc. Class A (a)	2,528,400	61,465
The Western Union Co.	3,459,768	73,589
VeriFone Holdings, Inc. (a)(d)	3,433,017	54,482
Visa, Inc.	4,713,193	293,915
		1,581,248
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV (NY Shares)	348,200	$ 8,639
Intel Corp.	6,914,450	146,448
Lam Research Corp. (a)	2,965,665	113,348
MEMC Electronic Materials, Inc. (a)	510,000	36,159
NVIDIA Corp. (a)	4,439,473	87,857
Samsung Electronics Co. Ltd.	250,252	157,418
Varian Semiconductor Equipment Associates, Inc. (a)	652,800	18,376
		568,245
Software - 2.7%
Activision, Inc. (a)	11,979,300	327,155
Adobe Systems, Inc. (a)	13,864,108	493,424
Autonomy Corp. PLC (a)	1,091,553	19,894
BMC Software, Inc. (a)	2,422,950	78,794
CommVault Systems, Inc. (a)(e)	3,606,122	44,716
Concur Technologies, Inc. (a)	51,100	1,587
Electronic Arts, Inc. (a)	1,026,735	51,255
Informatica Corp. (a)	37,400	638
McAfee, Inc. (a)	5,220,835	172,757
NetSuite, Inc. (d)	300,000	6,462
Nintendo Co. Ltd.	285,300	149,263
Oracle Corp. (a)	5,324,000	104,137
Salesforce.com, Inc. (a)	4,262,582	246,676
Solera Holdings, Inc.	556,723	13,562
Ubisoft Entertainment SA (a)	1,776,957	153,075
Ultimate Software Group, Inc. (a)(e)	1,742,153	52,369
VMware, Inc. Class A (d)	1,311,100	56,141
		1,971,905
TOTAL INFORMATION TECHNOLOGY		14,657,496
MATERIALS - 10.0%
Chemicals - 2.3%
Bayer AG	1,899,432	152,201
Celanese Corp. Class A	224,064	8,750
Ecolab, Inc.	6,099,063	264,882
Monsanto Co.	4,518,665	503,831
Nalco Holding Co.	2,071,637	43,815
Potash Corp. of Saskatchewan, Inc.	396,600	61,556
Praxair, Inc.	5,041,068	424,609
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Rohm & Haas Co.	142,100	$ 7,685
The Mosaic Co. (a)	1,193,500	122,453
		1,589,782
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,147,000	64,725
Metals & Mining - 7.6%
Agnico-Eagle Mines Ltd.	3,882,200	263,276
Anglo American PLC ADR (d)	12,730,841	378,997
Anglo Platinum Ltd.	114,831	16,849
ArcelorMittal SA (NY Reg.) Class A	557,729	45,622
Aurelian Resources, Inc. (a)	176,300	1,582
B2Gold Corp.	5,000,000	8,134
Barrick Gold Corp.	12,614,700	551,478
BHP Billiton Ltd. sponsored ADR (d)	8,970,020	590,676
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,053,500	37,915
Companhia Vale do Rio Doce sponsored ADR	1,192,200	41,298
Compania de Minas Buenaventura SA sponsored ADR	422,629	28,950
Eldorado Gold Corp. (a)	9,059,900	62,482
First Quantum Minerals Ltd.	71,500	5,797
Fording Canadian Coal Trust (d)	1,184,500	62,006
Franco-Nevada Corp. (e)	6,230,300	122,895
Freeport-McMoRan Copper & Gold, Inc. Class B	4,367,161	420,208
Goldcorp, Inc.	19,206,483	746,295
Impala Platinum Holdings Ltd.	1,707,600	65,903
Ivanhoe Mines Ltd. (a)	18,452,800	192,329
Kinross Gold Corp.	19,904,979	444,013
Lihir Gold Ltd. (a)	52,576,297	172,526
Mechel Steel Group OAO sponsored ADR	83,300	9,479
Newcrest Mining Ltd.	8,598,896	262,282
Newmont Mining Corp.	2,963,900	134,265
Novamerican Steel, Inc.	137,349	402
Nucor Corp.	434,000	29,399
POSCO sponsored ADR	690,300	82,132
Randgold Resources Ltd. sponsored ADR	3,270,297	151,546
Red Back Mining, Inc. (a)(e)	14,556,500	99,255
Rio Tinto PLC (Reg.)	2,070,726	213,202
Silver Bear Resources, Inc. (e)	2,391,300	4,892
Silvercorp Metals, Inc.	770,400	6,154
Steel Dynamics, Inc.	923,800	30,522
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vedanta Resources PLC	209,300	$ 8,705
Yamana Gold, Inc.	10,708,900	157,097
		5,448,563
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd.	961,600	1,539
Nine Dragons Paper (Holdings) Ltd.	14,568,000	11,849
		13,388
TOTAL MATERIALS		7,116,458
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	514,943	19,722
Iliad Group SA (d)	187,460	18,652
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	887,300	23,549
		61,923
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV Series L sponsored ADR	18,021,200	1,147,770
Bharti Airtel Ltd. (a)	8,444,086	174,292
China Mobile (Hong Kong) Ltd. sponsored ADR	125,000	9,376
Vivo Participacoes SA (PN) sponsored ADR	1,600,000	9,536
Vodafone Group PLC sponsored ADR	1,863,500	54,992
		1,395,966
TOTAL TELECOMMUNICATION SERVICES		1,457,889
UTILITIES - 1.2%
Electric Utilities - 0.9%
Allegheny Energy, Inc.	423,500	21,387
E.ON AG sponsored ADR	2,671,600	164,844
Entergy Corp.	447,600	48,824
Exelon Corp.	920,800	74,833
FirstEnergy Corp.	2,050,300	140,692
FPL Group, Inc.	1,280,800	80,357
PPL Corp.	1,868,200	85,788
		616,725
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Equitable Resources, Inc.	168,700	$ 9,936
Questar Corp.	673,200	38,076
		48,012
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	659,685	58,230
International Power PLC	4,639,900	36,643
		94,873
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	1,381,000	55,502
Veolia Environnement	45,086	3,143
YTL Corp. Bhd	20,877,500	48,302
		106,947
Water Utilities - 0.0%
YTL Power International BHD	1,391,833	1,057
TOTAL UTILITIES		867,614
TOTAL COMMON STOCKS (Cost $49,972,081)		65,832,923
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (f)	4,021,166	28,751
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Fluidigm Corp. (f)	4,389,865	17,559
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. (a)(f)	672,789	14,418
TOTAL HEALTH CARE		31,977
TOTAL CONVERTIBLE PREFERRED STOCKS		60,728
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(f)	6,861,467	$ 31,308
TOTAL PREFERRED STOCKS (Cost $92,036)		92,036
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 2.69% (b)	5,338,738,594	5,338,739
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	1,107,081,028	1,107,081
TOTAL MONEY MARKET FUNDS (Cost $6,445,820)		6,445,820
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $56,509,937)		72,370,779
NET OTHER ASSETS - (1.2)%		(866,244)
NET ASSETS - 100%		$ 71,504,535
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,743,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fluidigm Corp.	10/9/07	$ 17,559
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08	$ 14,418
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60,115
Fidelity Securities Lending Cash Central Fund	3,959
Total	$ 64,074
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aruba Networks, Inc.	$ 60,348	$ -	$ 6,633	$ -	$ -
Bankrate, Inc.	57,083	30,462	-	-	87,603
California Pizza Kitchen, Inc.	24,851	-	16,354	-	-
CommVault Systems, Inc.	90,994	-	9,512	-	44,716
Constant Contact, Inc.	31,951	-	-	-	21,519
FLIR Systems, Inc.	230,479	8,959	-	-	230,856
Franco-Nevada Corp.	57,904	42,576	-	-	122,895
J. Crew Group, Inc.	285,015	10,160	-	-	271,511
Jacobs Engineering Group, Inc.	689,372	10,091	-	-	540,169
MannKind Corp.	52,987	-	-	-	39,740
Medarex, Inc.	70,594	-	10,028	-	-
Nighthawk Radiology Holdings, Inc.	33,732	-	24,264	-	-
Petroplus Holdings AG	320,482	-	-	-	254,786
Red Back Mining, Inc.	43,667	67,680	-	-	99,255
Sapient Corp.	63,116	-	30,646	-	-
Silver Bear Resources, Inc.	6,739	-	-	-	4,892
Susser Holdings Corp.	29,557	-	-	-	27,063
Tim Hortons, Inc.	355,194	20,222	-	922	347,243
TreeHouse Foods, Inc.	71,725	-	-	-	71,319
Ultimate Software Group, Inc.	49,252	5,105	-	-	52,369
VeriFone Holdings, Inc.	156,026	-	61,849	-	-
VistaPrint Ltd.	108,774	33,574	-	-	122,978
Total	$ 2,889,842	$ 228,829	$ 159,286	$ 922	$ 2,338,914
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 72,370,779	$ 71,440,607	$ 796,902	$ 133,270
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 58,793
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	0
Cost of Purchases	74,477
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 133,270

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $56,671,838,000. Net unrealized appreciation aggregated $15,698,941,000, of which $17,974,899,000 related to appreciated investment securities and $2,275,958,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008